Submission	Aug. 14, 2025
Submission [Line Items]
Central Index Key	0001396440
Registrant Name	Main Street Capital Corporation
Registration File Number	333-285405
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A